FAIR VALUE MEASUREMENTS - Assets and liabilities measured and recorded at fair value on a recurring basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jan. 28, 2025	Dec. 31, 2024
Liabilities
3(a)(10) Settlement Agreement	$ 3,668,000	$ 3,634,000	$ 11,624,000
Convertible debt		3,630,000
Recurring
Assets
Forward purchase agreement				$ 1,471,000
Total assets	33,726,399			1,471,000
Liabilities
Derivative liabilities	273,702	234,389		4,229,478
3(a)(10) Settlement Agreement	3,668,000	3,634,000
Contingent consideration		1,771,390		434,174
Convertible debt	6,189,849	5,321,303		8,542,323
Total liabilities		10,961,082		13,205,975
Recurring | Level 3
Assets
Forward purchase agreement				1,471,000
Total assets				1,471,000
Liabilities
Derivative liabilities	273,702	234,389		4,229,478
3(a)(10) Settlement Agreement	3,668,000	3,634,000
Contingent consideration		1,771,390		434,174
Convertible debt	$ 6,189,849	5,321,303		8,542,323
Total liabilities		$ 10,961,082		$ 13,205,975